Investments - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 14, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Current Investments [Line Items]
Number of shares per unit (in shares)	1
Number of warrants outstanding (in share)		11,500,000
Ordinary share price, volume weighted average price, period		10 days
Par value per share (USD per share)		$ 0.0001
Number of shares issued (in shares)		148,253,938	147,192,930
Conversion of SPAC Sponsor Working Capital Loans
Disclosure of Current Investments [Line Items]
Maximum number of additional private placement warrants (in shares)		1,500,000
Warrant exercise price (in dollars per share)		$ 1.00
Redemption Price Great Than or Equal To $18.00
Disclosure of Current Investments [Line Items]
Warrant exercise price (in dollars per share)		0.01
Share price (in dollars per share)		$ 18.00
Warrant, written notice of redemption, period		30 days
Warrant redemption, number of consecutive trading days		20 days
Warrant redemption, number of trading days		30 days
Redemption Price Greater Than or Equal To $10.00
Disclosure of Current Investments [Line Items]
Warrant exercise price (in dollars per share)		$ 0.10
Share price (in dollars per share)		$ 10.00
Warrant, written notice of redemption, period		30 days
Warrant redemption, number of consecutive trading days		20 days
Warrant redemption, number of trading days		30 days
IPO | Patria Latin American Opportunity Acquisition Corp.
Disclosure of Current Investments [Line Items]
Sale of stock, price per share (in USD per share)	$ 10.00
Proceeds from issue of ordinary shares	$ 230
Number of shares issued (in shares)	23,000,000
IPO | SPAC Class A ordinary share | Patria Latin American Opportunity Acquisition Corp.
Disclosure of Current Investments [Line Items]
Warrant exercisable period	30 days
Sale of stock, price per share (in USD per share)	$ 11.50
IPO | Class A | Patria Latin American Opportunity Acquisition Corp.
Disclosure of Current Investments [Line Items]
Par value per share (USD per share)	$ 0.0001
Over Allotment Option | Patria Latin American Opportunity Acquisition Corp.
Disclosure of Current Investments [Line Items]
Number of shares issued (in shares)	3,000,000
Igah IV
Disclosure of Current Investments [Line Items]
Exercisable period for put option		2 months